Investment Strategy	Sep. 30, 2025
ClearShares OCIO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed “fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Investments”), that provide exposure to a broad range of asset classes. The Underlying Investments may invest in equity securities of U.S. or foreign companies, debt obligations of U.S. or foreign companies or governments, or other assets. The Fund may also invest directly in such U.S. equity securities. The Fund allocates its assets across asset classes, industries, and geographic regions, subject to certain diversification and liquidity considerations. The Underlying Investments may provide exposure to foreign countries, including emerging markets. The Fund may also write
(sell) call options on securities held by the Fund (also known as “covered” call options) with the aim of generating investment income.
The Fund is expected to typically invest approximately 30% to 80% of its total assets in equity securities (of any market capitalization), either through Underlying Investments that principally invest in U.S. or foreign equity securities, or directly in U.S. equity securities. Such Underlying Investments may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy, or in broader swaths of domestic, foreign, or global equity markets. Underlying Investments used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Investments used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”).
The Fund is expected to typically invest approximately 20% to 70% of its total assets in Underlying Investments that principally invest in debt obligations. Such Underlying Investments may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), mortgage debt, and structured debt, such as asset-backed securities. Such Underlying Investments may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt in which Underlying Investments may invest.
The Fund is expected to typically write (sell) covered call options on approximately 1 to 10% of its total assets. A covered call option is a strategy whereby the Fund writes (sells) call options on a security that the Fund already owns principally for the purpose of generating income for the Fund in the form of a premium paid to the Fund by the buyer of the call option.
Blueprint Investment Partners LLC, the Fund’s investment sub-adviser (“Blueprint” or the “Sub-Adviser”), uses both “top-down” and “bottom-up” analyses in determining whether to purchase or sell a particular Underlying Investment or individual security. When determining whether to write (sell) a call option, Blueprint will consider duration and strike price. Blueprint will only write (sell) a call option that does not exceed 31 calendar days in duration and that has a strike price that is 105% of either the prior day closing price of the underlying security or the security’s 50-day moving average price.
The Sub-Adviser’s quantitative trend-based analysis focuses on identifying the investment styles, sectors, geographic regions and asset classes with the greatest potential for positive absolute returns and the highest returns relative to other styles, sectors, regions, and asset classes. Additionally, the Sub-Adviser’s analysis seeks to identify markets, asset classes, and strategies that are likely to encounter headwinds (i.e., negative economic factors) and negative returns over the next three to twelve months. The factors incorporated into the Sub-Adviser’s quantitative analysis include the price series and trend of each holding, credit spread levels (i.e., differences in yields among bonds of similar maturities but varying credit qualities), market volatility, the shape of the yield curve, energy prices, market correlations, and currency exchange rates amongst others.
The Sub-Adviser’s bottom-up fundamental analysis employs a rigorous research process designed to identify those asset classes with attractive absolute values and values relative to other asset classes. The valuation metrics and factors included in such analysis for equity-based Underlying Investments and individual securities include volatility, correlation, expected return, and dividend yields. For debt-based Underlying Investments and individual securities, the metrics used in such analysis include yield, credit spreads, duration, credit quality, and geographic location of issuers.
The Sub-Adviser selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark. The Sub-Adviser may adjust the Fund’s allocation to Underlying Investments as often as daily to take advantage of return opportunities or to avoid perceived downside market risks. The size of the Fund’s allocation to a particular Underlying Investment or a specific industry, sector, or region will generally reflect whether the Sub-Adviser considers the investment opportunity to be a shorter-term tactical investment (a medium conviction idea) or a longer-term cyclical opportunity (a high conviction idea).
Underlying Investments do not include ETFs or ETPs that employ high levels of leverage, derivatives, or illiquid investments or that seek to return the inverse of an underlying index or benchmark. The Fund will typically invest no more than 5% of its total assets in any single Underlying Investment or individual security.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Strategy Portfolio Concentration [Text]	The Fund is expected to typically invest approximately 30% to 80% of its total assets in equity securities (of any market capitalization), either through Underlying Investments that principally invest in U.S. or foreign equity securities, or directly in U.S. equity securities. Such Underlying Investments may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy, or in broader swaths of domestic, foreign, or global equity markets. Underlying Investments used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Investments used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”).The Fund is expected to typically invest approximately 20% to 70% of its total assets in Underlying Investments that principally invest in debt obligations. Such Underlying Investments may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), mortgage debt, and structured debt, such as asset-backed securities. Such Underlying Investments may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt in which Underlying Investments may invest.
ClearShares Ultra-Short Maturity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in repurchase agreements collateralized by U.S. government securities. The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per share.
A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof) from a seller. At the time of purchase, the seller (usually a commercial bank, broker, or dealer) agrees to repurchase the underlying security at a mutually agreed-upon price on a designated future date (normally, the next business day). The securities acquired by the Fund pursuant to repurchase agreement transactions will generally have a total value (including accrued interest earned thereon) in excess of the repurchase agreement’s value and will be held by the Fund’s custodian until the securities are repurchased. As a result, repurchase agreements may be considered a loan collateralized by securities.
The Fund may also invest in U.S. government securities, such as U.S. Treasuries and U.S. agency securities, which may include mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government, federal agencies, or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
The effective duration of the Fund’s portfolio will be one year or less, and the dollar-weighted average maturity of the Fund’s portfolio will be less than one year. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates and a higher duration indicates greater sensitivity to interest rates. Weighted average maturity refers to the length of time until a bond’s principal is repaid with interest.
The Fund’s portfolio may also include cash and cash equivalents, as well as investments in ETFs and other investment companies that provide exposure to securities similar to those securities in which the Fund may invest in directly. While the Fund will invest, under normal circumstances, in a conservative, liquid portfolio, the Fund may invest up to 15% of net assets in illiquid investments, including illiquid repurchase agreements.
Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in repurchase agreements collateralized by U.S. government securities.
ClearShares Piton Intermediate Fixed Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in debt securities and other instruments that have economic characteristics similar to such securities. The Fund principally invests in U.S.-dollar denominated, investment-grade securities and seeks to typically maintain a dollar-weighted average portfolio maturity of zero to ten years. The Fund may invest in instruments with a range of maturities, including short-, medium- or long-term maturities.
The Fund seeks to typically maintain an average portfolio duration of three to five years. Duration is the weighted-average time in years for an investor to recoup the cost of an investment from the cash flows associated with a bond or portfolio of bonds. It can be used as a measure of price sensitivity to changes in yields or interest rates with a lower duration indicating less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.
Piton Investment Management, L.P. (“Piton” or the “Sub-Adviser”) selects securities for the Fund’s portfolio based on its analysis of how an instrument contributes to the Fund’s overall credit, liquidity, duration, and interest rate risks. The Sub-Adviser will generally select instruments from issuers with at least $1 billion in outstanding debt issuances.
Piton’s approach to identifying attractive securities for the Fund includes a top-down macroeconomic investment thesis and bottom-up security analysis to drive investment decisions. The firm’s investment thesis is generally derived from consideration of core macroeconomic factors such as economic data and trends, monetary, fiscal, and regulatory policy measures, market valuations and volatility, inflation, supply and demand, and intangible elements that Piton believes may influence markets. Piton’s portfolio management team then combines its assessment of the above information into the team’s outlook for interest rates, sector strengths or weaknesses, and liquidity, along with external research to set the current thesis. The combined analysis determines the overall risk profile for the Fund, including its targeted duration range, relative asset allocation decisions, and credit exposure. This investment thesis is typically revisited weekly as part of the ongoing management of the Fund.
Once the Fund’s investment thesis is identified, Piton’s portfolio management team conducts an analysis of individual securities or issuers to screen to identify appropriate investment opportunities at the individual security level. The investment team narrows the list of potential investments based on a variety of screens, including forward-looking assessments of a security’s contribution to the Fund’s duration and sector allocation.
The Fund may invest in a variety of fixed income instruments with a fixed or floating (variable) interest rate. The Fund’s investments may include investment-grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments may also include cash and cash equivalents, money market mutual funds, taxable or tax-exempt municipal securities, and shares of other ETFs that principally invest in debt securities.
“Investment-grade” debt securities are those rated “Baa3” or “BBB-” or better by Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P), each of which is a nationally recognized statistical ratings organization. The Fund may also invest in unrated securities, in which case the Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality.
The Fund will generally limit its investment in securities issued by a single issuer to 10% of the Fund’s total assets.
Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in debt securities and other instruments that have economic characteristics similar to such securities.